Share capital	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share capital

13.	Share capital

(a) Common Stock

As of December 31, 2025, the Group issued 19,922,402 outstanding shares with authorized unlimited number of common shares without par value.

During the year ended December 31, 2025, the Group issued 2,619,876 common shares (10,479,504 before the 4-1 reverse stock split that occurred on October 7, 2025) under Equity Line of Credit agreement with Hudson Global Ventures, LLC. for total proceeds of $23,027,502.

On October 3, 2025, the Group issued 16,825,577 common shares (67,302,300 before the 4-1 reverse stock split that occurred on October 7, 2025) for the Merge of Core Gaming as a Reverse Takeover.

All share and per-share amounts in these financial statements have been retroactively adjusted to reflect this split for all periods presented, unless otherwise noted as “pre-consolidation.”.

(b) Preferred C shares

On January 14, 2025, the Group completed a registered offering for an equity line of credit with one investor, Hudson Global Ventures, LLC. A commitment fee of 540 Class C preferred share was given to the investor with a fair value of these preferred shares at an 85% discount to their stated value and converted into of the Group’s common stock

For the above 540 Class C preferred shares, on February 3, 2025, March 24, 2025 and July 14, 2025, the investor converted into 50,000, 49,723 and 308,243 shares of the Group’s common stock, respectively. In connection with the conversion, the Group credited $276,470, $105,882 and $252,136 to share capital with no gain or loss on the transaction, respectively.

During the year ended December 31, 2025, the Group redeemed 209 Class C Preferred Shares for total cash disbursements of $209,000.

For the year ended December 31,2025, holders of 1,025 Class C preferred shares converted their shares into 811,743 common shares of the Group. The Group credited $1,205,355 to share capital for the conversion. There was no gain or loss recognized on this transaction.